UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     January 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $80,503 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1811    31480 SH       SOLE                    25280        0     6200
ABBOTT LABS                    COM              002824100     1740    32607 SH       SOLE                    24347        0     8260
ALTERA CORP                    COM              021441100     3168   189577 SH       SOLE                   157260        0    32317
AMGEN INC                      COM              031162100     1473    25500 SH       SOLE                    18150        0     7350
APPLE INC                      COM              037833100     1615    18925 SH       SOLE                    14266        0     4659
ARCHER DANIELS MIDLAND CO      COM              039483102     3245   112546 SH       SOLE                    95954        0    16592
AT&T INC                       COM              00206R102     3377   118481 SH       SOLE                   101305        0    17176
BHP BILLITON LTD               SPONSORED ADR    088606108      576    13438 SH       SOLE                    13438        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4159    75579 SH       SOLE                    65239        0    10340
CHEVRON CORP NEW               COM              166764100     1934    26145 SH       SOLE                    20511        0     5634
CHUBB CORP                     COM              171232101     3840    75299 SH       SOLE                    64797        0    10502
CIE FINANCIERE RICHEMONTAG ZUG COM              h25662158      199    10423 SH       SOLE                    10048        0      375
E M C CORP MASS                COM              268648102     2773   264811 SH       SOLE                   221364        0    43447
EXXON MOBIL CORP               COM              30231G102     1942    24321 SH       SOLE                    19321        0     5000
GARMIN LTD                     ORD              G37260109     2039   106378 SH       SOLE                    81329        0    25049
GENERAL ELECTRIC CO            COM              369604103     1767   109080 SH       SOLE                    83541        0    25539
GENERAL MLS INC                COM              370334104     1614    26576 SH       SOLE                    19747        0     6829
INTERNATIONAL BUSINESS MACHS   COM              459200101     3261    38751 SH       SOLE                    32952        0     5799
INTUIT                         COM              461202103     3323   139691 SH       SOLE                   117761        0    21930
ISHARES COMEX GOLD TR          ISHARES          464285105     1254    14475 SH       SOLE                    13771        0      704
JACOBS ENGR GROUP INC DEL      COM              469814107     3053    63478 SH       SOLE                    52535        0    10943
JOHNSON & JOHNSON              COM              478160104     3391    56674 SH       SOLE                    48095        0     8579
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1907    29603 SH       SOLE                    22643        0     6960
LIFE TECHNOLOGIES CORP         COM              53217V109      569    24395 SH       SOLE                    22374        0     2021
M & T BK CORP                  COM              55261F104     1891    32941 SH       SOLE                    26018        0     6923
MANITOWOC INC                  COM              563571108      220    25363 SH       SOLE                    25363        0        0
MEADWESTVACO CORP              COM              583334107     1544   138009 SH       SOLE                    99961        0    38048
NABORS INDUSTRIES LTD          SHS              g6359f103      369    30804 SH       SOLE                    30804        0        0
NOBLE CORPORATION              SHS              G65422100     2162    97860 SH       SOLE                    80313        0    17547
NORTHROP GRUMMAN CORP          COM              666807102     1876    41658 SH       SOLE                    31056        0    10602
PENTAIR INC                    COM              709631105      294    12409 SH       SOLE                    12409        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     1742    70574 SH       SOLE                    64754        0     5820
PROCTER & GAMBLE CO            COM              742718109     1753    28354 SH       SOLE                    21371        0     6983
QUALCOMM INC                   COM              747525103     3294    91923 SH       SOLE                    77343        0    14580
STRYKER CORP                   COM              863667101     2630    65844 SH       SOLE                    54011        0    11833
TARGET CORP                    COM              87612E106     2664    77164 SH       SOLE                    63501        0    13663
TIDEWATER INC                  COM              886423102     2935    72888 SH       SOLE                    60818        0    12070
WELLS FARGO & CO NEW           COM              949746101     3099   105132 SH       SOLE                    89771        0    15361